SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2014
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

CTS CORPORATION

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

		Additions
	Balance at Beginning of Period	Charged/ (Credit) to Expense	Charged to Other Accounts	Deductions	Balance at End of Period

	(In thousands of dollars)
Year ended December 31, 2014 Allowance for doubtful accounts	$130	$(38)	$—	$8	$100

Year ended December 31, 2013 Allowance for doubtful accounts	$811	$(130)	$(442)	$(109)	$130

Year ended December 31, 2012: Allowance for doubtful accounts	$1,100	$(314)	$25	$—	$811